Operating Segments - Disclosure Of Operating Decision Maker Believes That This Information Is The Most Relevant For The Group (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	S/ 1,093,938	S/ 1,120,484	S/ 2,135,807	S/ 2,196,513
Cost of service	(659,540)	(693,124)	(1,319,788)	(1,354,758)
Gross profit	434,398	427,360	816,019	841,755
Selling expense	(54,221)	(47,652)	(107,827)	(100,903)
Administrative expenses	(208,180)	(201,559)	(390,632)	(392,486)
Impairment losses on trade receivables	(7,693)	(3,031)	(23,344)	(2,835)
Other income	12,056	7,600	21,318	19,064
Segment operating profit (loss)	176,360	182,718	315,534	364,595
Share of profit of equity accounted investees, net of taxes	2,402	2,277	5,174	4,516
Exchange difference, net	68,419	(49,495)	105,516	(46,580)
Interest expense, net	(114,899)	(132,625)	(232,415)	(303,476)
Segment profit (loss) before tax	132,282	2,875	193,809	19,055
Depreciation and amortisation expense	(55,303)	(55,961)	(108,687)	(112,395)
Capital expenditure	(31,595)	(35,927)	(71,838)	(61,680)
Segment assets	96,716	(407,916)	7,167,127	7,492,490
Segment liabilities	(28,249)	(243,138)	5,371,113	5,857,764
Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	286,050	268,541	566,826	521,977
Cost of service	(146,863)	(151,029)	(300,050)	(293,929)
Gross profit	139,187	117,512	266,776	228,048
Selling expense	(46,431)	(40,099)	(91,422)	(81,247)
Administrative expenses	(38,896)	(37,109)	(74,179)	(69,475)
Impairment losses on trade receivables	(701)	17	(1,108)	102
Other income	4,020	4,364	7,353	6,696
Segment operating profit (loss)	57,179	44,685	107,420	84,124
Share of profit of equity accounted investees, net of taxes	819	930	1,928	1,943
Exchange difference, net	597	173	(311)	(1,432)
Interest expense, net	(4,438)	(4,206)	(10,468)	(10,448)
Segment profit (loss) before tax	54,157	41,582	98,569	74,187
Depreciation and amortisation expense	(8,689)	(7,956)	(17,348)	(15,764)
Capital expenditure	(4,799)	(4,416)	(8,885)	(7,946)
Segment assets	26,989	52,473	2,304,874	2,200,846
Segment liabilities	(9,097)	24,482	1,086,999	1,107,415
Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	268,995	254,993	532,415	495,919
Cost of service	(190,696)	(180,716)	(370,615)	(350,696)
Gross profit	78,299	74,277	161,800	145,223
Selling expense	(4,839)	(5,688)	(9,987)	(10,200)
Administrative expenses	(48,767)	(42,709)	(94,087)	(83,954)
Impairment losses on trade receivables	(4,653)	162	(9,649)	404
Other income	1,681	1,820	3,571	3,308
Segment operating profit (loss)	21,721	27,862	51,648	54,781
Exchange difference, net	1,410	(3,733)	3,066	(5,155)
Interest expense, net	(11,047)	(11,635)	(20,995)	(23,171)
Segment profit (loss) before tax	12,084	12,494	33,719	26,455
Depreciation and amortisation expense	(12,050)	(10,473)	(23,572)	(20,713)
Capital expenditure	(7,505)	(9,278)	(24,085)	(15,844)
Segment assets	6,960	59,213	1,048,309	970,690
Segment liabilities	18,253	51,944	656,296	629,106
Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	346,223	377,624	685,016	726,510
Cost of service	(247,731)	(273,191)	(498,866)	(533,038)
Gross profit	98,492	104,433	186,150	193,472
Selling expense	(1,408)	(1,583)	(2,667)	(3,314)
Administrative expenses	(53,155)	(55,265)	(101,500)	(106,507)
Impairment losses on trade receivables	(2,049)	(2,995)	(11,653)	(2,998)
Other income	4,435	1,094	5,636	2,778
Segment operating profit (loss)	46,315	45,684	75,966	83,431
Share of profit of equity accounted investees, net of taxes	1,583	1,347	3,246	2,573
Exchange difference, net	15,299	(36,485)	40,917	(37,707)
Interest expense, net	(23,449)	(28,301)	(47,891)	(57,786)
Segment profit (loss) before tax	39,748	(17,755)	72,238	(9,489)
Depreciation and amortisation expense	(10,014)	(10,828)	(19,822)	(21,499)
Capital expenditure	(5,204)	(12,863)	(7,830)	(21,862)
Segment assets	(6,462)	(103,508)	2,334,779	2,372,301
Segment liabilities	(121,411)	(56,140)	1,231,932	1,488,024
Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Revenue	273,653	302,355	516,529	610,798
Cost of service	(154,140)	(170,716)	(312,670)	(334,784)
Gross profit	119,513	131,639	203,859	276,014
Selling expense	(2,543)	18	(4,733)	(5,682)
Administrative expenses	(62,139)	(65,271)	(115,527)	(133,912)
Impairment losses on trade receivables	(408)	(210)	(919)	(415)
Other income	5,615	4,342	11,380	12,439
Segment operating profit (loss)	60,038	70,518	94,060	148,444
Exchange difference, net	14,128	(19,005)	13,285	(12,206)
Interest expense, net	(39,988)	(62,039)	(86,467)	(158,310)
Segment profit (loss) before tax	34,178	(10,526)	20,878	(22,072)
Depreciation and amortisation expense	(21,849)	(24,504)	(42,626)	(50,067)
Capital expenditure	(11,766)	(6,301)	(26,774)	(10,408)
Segment assets	141,502	(358,346)	3,122,367	3,508,279
Segment liabilities	65,370	(186,564)	1,890,495	2,239,121
Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	1,174,921	1,203,513	2,300,786	2,355,204
Cost of service	(739,430)	(775,652)	(1,482,201)	(1,512,447)
Gross profit	435,491	427,861	818,585	842,757
Selling expense	(55,221)	(47,352)	(108,809)	(100,443)
Administrative expenses	(202,957)	(200,354)	(385,293)	(393,848)
Impairment losses on trade receivables	(7,811)	(3,026)	(23,329)	(2,907)
Other income	15,751	11,620	27,940	25,221
Segment operating profit (loss)	185,253	188,749	329,094	370,780
Share of profit of equity accounted investees, net of taxes	2,402	2,277	5,174	4,516
Exchange difference, net	31,434	(59,050)	56,957	(56,500)
Interest expense, net	(78,922)	(106,181)	(165,821)	(249,715)
Segment profit (loss) before tax	140,167	25,795	225,404	69,081
Depreciation and amortisation expense	(52,602)	(53,761)	(103,368)	(108,043)
Capital expenditure	(29,274)	(32,858)	(67,574)	(56,060)
Segment assets	168,989	(350,168)	8,810,329	9,052,116
Segment liabilities	(46,885)	(166,278)	4,865,722	5,463,666
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(80,983)	(83,029)	(164,979)	(158,691)
Cost of service	79,890	82,528	162,413	157,689
Gross profit	(1,093)	(501)	(2,566)	(1,002)
Selling expense	1,000	(300)	982	(460)
Administrative expenses	(5,223)	(1,205)	(5,339)	1,362
Impairment losses on trade receivables	118	(5)	(15)	72
Other income	(3,695)	(4,020)	(6,622)	(6,157)
Segment operating profit (loss)	(8,893)	(6,031)	(13,560)	(6,185)
Exchange difference, net	36,985	9,557	48,559	9,921
Interest expense, net	(35,977)	(26,446)	(66,594)	(53,762)
Segment profit (loss) before tax	(7,885)	(22,920)	(31,595)	(50,026)
Depreciation and amortisation expense	(2,701)	(2,200)	(5,319)	(4,352)
Capital expenditure	(2,321)	(3,069)	(4,264)	(5,620)
Segment assets	(72,273)	(57,748)	(1,643,202)	(1,559,626)
Segment liabilities	18,636	(76,860)	505,391	394,098
External [Member]
Disclosure of operating segments [line items]
Revenue	1,093,938	1,120,484	2,135,807	2,196,513
Cost of service	(659,540)	(693,124)	(1,319,788)	(1,354,758)
Selling expense	(54,221)	(47,652)	(107,827)	(100,903)
Administrative expenses	(158,915)	(160,436)	(303,848)	(318,256)
Other income	12,056	7,600	21,318	19,064
External [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	274,166	257,589	546,989	502,430
Cost of service	(74,535)	(78,814)	(152,822)	(154,523)
Selling expense	(46,431)	(40,099)	(91,422)	(81,247)
Administrative expenses	(18,742)	(19,522)	(38,247)	(36,971)
Other income	(2,242)	591	1,091	1,191
External [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	199,896	182,916	387,273	356,775
Cost of service	(183,134)	(170,403)	(355,430)	(332,413)
Selling expense	(4,839)	(5,688)	(9,987)	(10,200)
Administrative expenses	(29,472)	(25,563)	(57,778)	(51,233)
Other income	1,211	1,324	3,101	2,807
External [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	346,223	377,624	685,016	726,510
Cost of service	(247,731)	(273,191)	(498,866)	(533,038)
Selling expense	(1,408)	(1,583)	(2,667)	(3,314)
Administrative expenses	(50,277)	(52,312)	(95,746)	(100,602)
Other income	4,435	1,094	5,636	2,778
External [Member] | Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Revenue	273,653	302,355	516,529	610,798
Cost of service	(154,140)	(170,716)	(312,670)	(334,784)
Selling expense	(2,543)	18	(4,733)	(5,682)
Administrative expenses	(60,424)	(63,039)	(112,077)	(129,450)
Other income	5,615	4,342	11,380	12,439
External [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	1,093,938	1,120,484	2,135,807	2,196,513
Cost of service	(659,540)	(693,124)	(1,319,788)	(1,354,758)
Selling expense	(55,221)	(47,352)	(108,809)	(100,443)
Administrative expenses	(158,915)	(160,436)	(303,848)	(318,256)
Other income	9,019	7,351	21,208	19,215
External [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Selling expense	1,000	(300)	982	(460)
Other income	3,037	249	110	(151)
Inter Segment [Member]
Disclosure of operating segments [line items]
Other income	0
Inter Segment [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	11,884	10,952	19,837	19,547
Cost of service	(72,328)	(72,215)	(147,228)	(139,406)
Administrative expenses	(2,330)	(94)	(2,433)	(171)
Other income	6,262	3,773	6,262	5,505
Inter Segment [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	69,099	72,077	145,142	139,144
Cost of service	(7,562)	(10,313)	(15,185)	(18,283)
Administrative expenses	(1,849)	(2,238)	(3,498)	(2,737)
Other income	470	496	470	501
Inter Segment [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	80,983	83,029	164,979	158,691
Cost of service	(79,890)	(82,528)	(162,413)	(157,689)
Administrative expenses	(4,179)	(2,332)	(5,931)	(2,908)
Other income	6,732	4,269	6,732	6,006
Inter Segment [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(80,983)	(83,029)	(164,979)	(158,691)
Cost of service	79,890	82,528	162,413	157,689
Administrative expenses	4,179	2,332	5,931	2,908
Other income	(6,732)	(4,269)	(6,732)	(6,006)
Corporate [Member]
Disclosure of operating segments [line items]
Administrative expenses	(49,265)	(41,123)	(86,784)	(74,230)
Corporate [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Administrative expenses	(17,824)	(17,493)	(33,499)	(32,333)
Corporate [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Administrative expenses	(17,446)	(14,908)	(32,811)	(29,984)
Corporate [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Administrative expenses	(2,878)	(2,953)	(5,754)	(5,905)
Corporate [Member] | Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Administrative expenses	(1,715)	(2,232)	(3,450)	(4,462)
Corporate [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Administrative expenses	(39,863)	(37,586)	(75,514)	(72,684)
Corporate [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Administrative expenses	S/ (9,402)	S/ (3,537)	S/ (11,270)	S/ (1,546)